Exhibit 99.1

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-1 Owner Trust
Collection Period: June 1, 2025 through June 30, 2025

Deal Age	5	Determination Date: 07/16/2025
Actual/360 Days	28	Record Date: 07/20/2025
30/360 Days	30	Payment Date: 07/21/2025

ORIGINAL DEAL PARAMETERS

	Dollar Amount	Number of Receivables
Total Portfolio Balance	$2,429,150,798.03	104,073

	Accrual Basis	Dollar Amount	% of Pool	Interest Rate	Final Scheduled Maturity Date
Class A-1 Notes	Actual/360	$600,000,000.00	24.70%	4.410%	February 23, 2026
Class A-2 Notes	30/360	$745,500,000.00	30.69%	4.530%	August 23, 2027
Class A-3 Notes	30/360	$891,500,000.00	36.70%	4.570%	September 21, 2029
Class A-4 Notes	30/360	$131,422,000.00	5.41%	4.640%	May 21, 2031
Certificates	30/360	$60,728,798.03	2.50%	0.000%
Total Securities Balance		$2,429,150,798.03
Total Note Balance		$2,368,422,000.00

Reserve Account Initial Deposit		$6,072,877.00
Yield Supplement Account Deposit		$138,735,807.44

COLLECTIONS

Interest Collections
Simple Interest Collections	$8,411,196.49
Interest Related to Repurchased Receivables	$0.00
Interest Advance for simple Interest - Net *	$0.00
Total Interest Collections	$8,411,196.49

* Advances are reimbursed (including outstanding advances of $0.00):
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and
(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances).

Principal Collections
Principal Collections	$51,944,844.70
Prepayments in Full	$23,247,783.29
Liquidation Proceeds	$485,265.04
Principal Related to Repurchased Receivables	$0.00
Recoveries from Prior Month Charge Offs	$38,450.83
Total Principal Collections	$75,716,343.86

Total Interest and Principal Collections	$84,127,540.35
Yield Supplement Deposit	$6,286,971.13
Collection Account Investment Earnings	$0.00

Total Available Amount	$90,414,511.48

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-1 Owner Trust
Collection Period: June 1, 2025 through June 30, 2025

Deal Age	5	Determination Date: 07/16/2025
Actual/360 Days	28	Record Date: 07/20/2025
30/360 Days	30	Payment Date: 07/21/2025

DISTRIBUTIONS

Note Percentage	100.00%
Certificate Percentage	0.00%	Amount Due	Amount Paid	Shortfall
Total Servicing Fee	1.00%	$1,686,038.97	$1,686,038.97	$0.00
Trustee Fees		$0.00	$0.00	$0.00
Asset Representations Reviewer Fees (Accrued & Unpaid)			$0.00

Interest - Class A-1 Notes		$665,749.18	$665,749.18	$0.00
Interest - Class A-2 Notes		$2,814,262.50	$2,814,262.50	$0.00
Interest - Class A-3 Notes		$3,395,129.17	$3,395,129.17	$0.00
Interest - Class A-4 Notes		$508,165.07	$508,165.07	$0.00
Total Monthly Interest		$7,383,305.92	$7,383,305.92	$0.00

Principal - Class A-1 Notes		$76,083,074.29	$76,083,074.29	$0.00
Principal - Class A-2 Notes		$0.00	$0.00	$0.00
Principal - Class A-3 Notes		$0.00	$0.00	$0.00
Principal - Class A-4 Notes		$0.00	$0.00	$0.00
Total Monthly Principal		$76,083,074.29	$76,083,074.29	$0.00

Interest - Certificates		$0.00	$0.00	$0.00
Principal - Certificates		$0.00	$0.00	$0.00

	Available to Deposit	Reserve Deposit	Reserve Draw	Excess Released	Released to Seller
Reserve Account Deposit	$5,262,092.30	$0.00	$0.00	$0.00	$5,262,092.30

Noteholder/Certificateholder Distributions (Per $1000 of Original Principal Amount)	Fee	Interest	Interest Shortfall	Principal	Principal Shortfall	Amount Distributed
Servicing Fee	$0.69					$1,686,038.97
Trustee Fees						$0.00
Asset Representation Reviewer Fees						$0.00
Class A-1 Notes		$1.11	$0.00	$126.81	$0.00	$76,748,823.47
Class A-2 Notes		$3.78	$0.00	$0.00	$0.00	$2,814,262.50
Class A-3 Notes		$3.81	$0.00	$0.00	$0.00	$3,395,129.17
Class A-4 Notes		$3.87	$0.00	$0.00	$0.00	$508,165.07
Certificates		$0.00	$0.00	$0.00	$0.00	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-1 Owner Trust
Collection Period: June 1, 2025 through June 30, 2025

Deal Age	5	Determination Date: 07/16/2025
Actual/360 Days	28	Record Date: 07/20/2025
30/360 Days	30	Payment Date: 07/21/2025

POOL DATA

	Proceeding Month
	Carryover Shortfall		Beginning of Period		End of Period
	Interest	Principal	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	$0.00	$194,095,970.87	0.3234933	$118,012,896.58	0.1966882
Class A-2 Notes	$0.00	$0.00	$745,500,000.00	1.0000000	$745,500,000.00	1.0000000
Class A-3 Notes	$0.00	$0.00	$891,500,000.00	1.0000000	$891,500,000.00	1.0000000
Class A-4 Notes	$0.00	$0.00	$131,422,000.00	1.0000000	$131,422,000.00	1.0000000
Certificates	$0.00	$0.00	$60,728,798.03	1.0000000	$60,728,798.03	1.0000000
Total Securities			$2,023,246,768.90	0.8329029	$1,947,163,694.61	0.8015821
Total Notes			$1,962,517,970.87	0.8286184	$1,886,434,896.58	0.7964944

Portfolio Information	Original	Prior Month	Current Month
Weighted Average Coupon (WAC)	4.96%	5.02%	5.03%
Weighted Average Remaining Maturity (WAM)	50.39	45.96	45.16
Weighted Average Original Maturity (WAOM)	61.73
Remaining Number of Receivables	104,073	96,169	94,503
Portfolio Receivable Balance	$2,429,150,798.03	$2,023,246,768.90	$1,947,163,694.61

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Account Activity	Amount
Gross Principal Balance on Defaulted Receivables	$890,446.30
Liquidation Proceeds	$485,265.04
Recoveries on Previously Defaulted Contracts	$38,450.83
Aggregate Net Losses for Collection Period	$366,730.43
Net Loss Rate for Collection Period's Average Balance (annualized)	0.22%
Cumulative Net Losses for all Periods	$1,038,595.02

Delinquent Receivables	# Units	% Unit	Dollar Amount	% Dollar
31-60 Days Delinquent	418	0.44%	$9,739,292.85	0.50%
61-90 Days Delinquent	84	0.09%	$1,954,062.16	0.10%
91-120 Days Delinquent	28	0.03%	$637,608.42	0.03%
121 Days or More Delinquent	0	0.00%	$0.00	0.00%

Repossession Activity	# Units	% Unit	Dollar Amount	% Dollar
Vehicles Repossessed During Collection Period	30	0.03%	$849,103.32	0.04%
Total Accumulated Repossessed Vehicles in Inventory	43	0.05%	$1,269,594.58	0.07%

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-1 Owner Trust
Collection Period: June 1, 2025 through June 30, 2025

Deal Age	5	Determination Date: 07/16/2025
Actual/360 Days	28	Record Date: 07/20/2025
30/360 Days	30	Payment Date: 07/21/2025

DELINQUENCY AND NET LOSS ACTIVITY

Net Loss and Delinquency Ratios
Ratio of Net Losses to the Pool Balance as of Each Collection Period
Third Preceding Collection Period	0.02%
Second Preceding Collection Period	0.15%
Preceding Collection Period	0.21%
Current Collection Period	0.22%
Four Month Average	0.15%
Ratio of Number of Contracts Delinquent 61 Days or More to the Outstanding Number of Receivables (includes repossessions in inventory)
Second Preceding Collection Period	0.14%
Preceding Collection Period	0.15%
Current Collection Period	0.16%
Three Month Average	0.15%

Delinquency Trigger	4.80%	Delinquency Percentage exceeds Delinquency Trigger:	No
Delinquency Percentage -	0.13%
Receivables that are 61 days or more delinquent as a percentage of Current Outstanding Balance of Receivables

LOSS AND CUMULATIVE LOSS INFORMATION

	Current Month		Cumulative
For Assets Experiencing a Loss:	Units	Amount	Units	Amount
Gross Principal on Defaulted Receivables	33	$890,446.30	93	$2,387,680.58
Liquidation Proceeds and Recoveries on Defaulted Receivables	33	$523,715.87	72	$1,346,418.97
Net Loss Amount	33	$366,730.43	93	$1,041,261.61
Net Loss % of Average Portfolio Balance (Annualized)		0.22%
Cumulative Net Loss % of Initial Balance				0.04%
Average Net Loss of Assets Experiencing a Loss				$11,196.36

CREDIT ENHANCEMENT

Reconciliation of Reserve Account		Reconciliation of Yield Supplement Account
Beginning Reserve Account Balance	$6,072,877.00	Beginning Yield Supplement Account Balance	$101,404,181.66
Investment Earnings	$21,027.53	Investment Earnings	$364,962.04
Excess Interest Deposited into the Reserve Account	$0.00	Additional Yield Supplement Amounts	$0.00
Investment Withdrawal to Seller	$(21,027.53)	Yield Supplement Withdrawal Amount	$6,286,971.13
Release of Reserve to Collection Account	$0.00	Investment Earnings Withdraw	$0.00
Release of Reserve to Seller	$0.00	Release of Yield Supplement Account Balance to Seller	$0.00
Ending Reserve Account Balance	$6,072,877.00	Ending Yield Supplement Account Balance	$95,482,172.57

Reserve Account Required Amount	$6,072,877.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT -- Honda Auto Receivables 2025-1 Owner Trust
Collection Period: June 1, 2025 through June 30, 2025

Deal Age	5	Determination Date: 07/16/2025
Actual/360 Days	28	Record Date: 07/20/2025
30/360 Days	30	Payment Date: 07/21/2025

REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

Is there any activity to report?	No

STATEMENT TO NOTEHOLDERS

Has there been a material change in practices with respect to charge-offs, collection and management of delinquent receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

No

Have there been any material modifications, extensions or waivers to receivables terms, fees, penalties or payments during the collection period?	No

Have there been any material breaches of representations, warranties or covenants contained in the receivables?	No

Has there been an issuance of notes or other securities backed by the receivables?	No

Has there been a material change in the underwriting, origination or acquisition of receivables?	No

SERVICER CERTIFICATION

I hereby certify that the servicing report provided is true and accurate to the best of my knowledge.

/s/ Paul C. Honda
Paul C. Honda
Vice President and Treasurer